UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    1346049 Ontario Limited
Address: 22 St. Clair Avenue East, 18th Floor
         Toronto, Ontario, Canada  M4T 2S3

13F File Number:  028-11017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randall Abramson
Title:     President
Phone:     416-956-9330

Signature, Place, and Date of Signing:

      /s/  Randall Abramson     Toronto, Ontario, Canada     November 02, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $51,307 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-11562                      Trapeze Asset Management Inc.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204      279    13920 SH       DEFINED 01                  0    13920        0
AETNA INC NEW                  COM              00817Y108     7744   278269 SH       DEFINED 01                  0   278269        0
BAYTEX ENERGY TR               TRUST UNIT       073176109      931    42209 SH       DEFINED                     0    42209        0
BCE INC                        COM NEW          05534B760      276    11194 SH       DEFINED 01                  0    11194        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      329       99 SH       DEFINED 01                  0       99        0
BOEING CO                      COM              097023105      272     5020 SH       DEFINED 01                  0     5020        0
CANADIAN NAT RES LTD           COM              136385101      514     7604 SH       DEFINED 01                  0     7604        0
CANO PETE INC                  COM              137801106     3271  2575724 SH       DEFINED 01                  0  2575724        0
CENTRAL GOLDTRUST              TR UNIT          153546106      284     7140 SH       DEFINED 01                  0     7140        0
CISCO SYS INC                  COM              17275R102      418    17760 SH       DEFINED 01                  0    17760        0
COMPUCREDIT CORP               NOTE 5.875%11/3  20478NAD2     1787  4470000 PRN      DEFINED 01                  0  4470000        0
COMPUCREDIT CORP               NOTE 3.625% 5/3  20478NAB6      131   250000 PRN      DEFINED 01                  0   250000        0
CVS CAREMARK CORPORATION       COM              126650100     4473   125150 SH       DEFINED 01                  0   125150        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     1156     4408 SH       DEFINED 01                  0     4408        0
ISHARES TR INDEX               FTSE XNHUA IDX   464287184      343     8390 SH       DEFINED 01                  0     8390        0
JOHNSON & JOHNSON              COM              478160104      777    12755 SH       DEFINED 01                  0    12755        0
KROGER CO                      COM              501044101    10542   510750 SH       DEFINED 01                  0   510750        0
MCKESSON CORP                  COM              58155Q103     6455   108400 SH       DEFINED 01                  0   108400        0
MICROSOFT CORP                 COM              594918104      892    34675 SH       DEFINED 01                  0    34675        0
NEW GOLD INC CDA               COM              644535106      603   157660 SH       DEFINED 01                  0   157660        0
NORTHERN DYNASTY MINERALS LT   COM NEW          66510M204      951   127782 SH       DEFINED 01                  0   127782        0
RETAIL VENTURES INC            COM              76128Y102      211    40000 SH       DEFINED 01                  0    40000        0
ROGERS COMMUNICATIONS INC      CL B             775109200      246     8700 SH       DEFINED 01                  0     8700        0
RUBY TUESDAY INC               COM              781182100     7166   851067 SH       DEFINED 01                  0   851067        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      291    19460 SH       DEFINED 01                  0    19460        0
STRYKER CORP                   COM              863667101      213     4690 SH       DEFINED 01                  0     4690        0
SUNCOR ENERGY INC NEW          COM              867224107      532    15230 SH       DEFINED                     0    15230        0
TORONTO DOMINION BK ONT        COM NEW          891160509      220     3400 SH       DEFINED 01                  0     3400        0